Average Annual Total Returns - Class A Class C and Institutional Class - Strengthening Dollar 2x Strategy Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class A U.S. Dollar Index® (reflects no deduction for fees, expenses or taxes) 1 Year	Class A U.S. Dollar Index® (reflects no deduction for fees, expenses or taxes) 5 Years	Class A U.S. Dollar Index® (reflects no deduction for fees, expenses or taxes) 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class C Return After Taxes on Distributions 1 Year	Class C Return After Taxes on Distributions 5 Years	Class C Return After Taxes on Distributions 10 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class C Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class C Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C U.S. Dollar Index® (reflects no deduction for fees, expenses or taxes) 1 Year	Class C U.S. Dollar Index® (reflects no deduction for fees, expenses or taxes) 5 Years	Class C U.S. Dollar Index® (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(17.76%)	(3.47%)	0.27%	(17.97%)	(3.58%)	0.11%	(10.51%)	(2.64%)	0.19%	(6.69%)	(1.83%)	1.30%	(15.16%)	(3.25%)	none	(15.40%)	(3.38%)	(0.16%)	(8.97%)	(2.48%)	(0.01%)	(6.69%)	(1.83%)	1.30%